Document File Name:

                       FORM N-23C-3
               NOTIFICATION OF REPURCHASE OFFER
                  PURSUANT TO RULE 23C-3

1. Investment Company Act File Number 811-10373
   Date of Notification:  January 8, 2002

2. Exact name of investment company as specified in registration statement:

         TH LEE, PUTNAM INVESTMENT TRUST

3. Address of principal executive office:

         ONE POST OFFICE SQUARE
         BOSTON, MASSACHUSETTS 02109

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By: /s/ Charles A. Ruys de Perez
    ----------------------------
    Charles A. Ruys de Perez
    Vice President




                            TH LEE
                            PUTNAM
                            CAPITAL

Repurchase Offer Notice
TH Lee, Putnam Emerging Opportunities Portfolio

Complete the attached Repurchase Request Form only if you are interested in selling shares at this time. The attached application should be completed and sent to your financial advisor. If you are not interested in selling shares, no action is necessary on your part, and you may disregard this notice.

Repurchase Offer Terms

TH Lee, Putnam Emerging Opportunities Portfolio

These Repurchase Offer Terms ("Terms") provide supplemental information to the letter that accompanies these Terms (the "Repurchase Notification Letter").

1.The Repurchase Offer. TH Lee, Putnam Emerging Opportunities Portfolio
(the "Fund") is offering to repurchase for cash up to 5% (the
"Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value per share ("net asset value") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The Repurchase Notification Letter, these Repurchase Offer
Terms, and information regarding repurchase offers contained in the Fund's prospectus and statement of additional information together constitute the "Repurchase Offer." The offer and acceptance of tender of shares of the Fund are made upon the terms and conditions stated in the Repurchase Offer. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2.Repurchase Request Deadline. All tenders of shares for repurchase must be received in proper form by the Fund on or before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) by the date shown in the accompanying Repurchase Notification Letter (the "Repurchase Request Deadline"). If you wish to have shares repurchased, you should submit your repurchase request to your financial advisor in advance of the repurchase date so that your financial advisor will have sufficient time to forward your request to the Fund.

3.Repurchase Pricing Date. The net asset value for the repurchase will be determined on the Repurchase Pricing Date as shown in the Repurchase Notification Letter, which will be no later than seven days following the Repurchase Request Deadline. The Fund anticipates that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline.

4.Payment for shares repurchased. The Fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

5.Net asset value. A recent net asset value of the Fund is shown in the Repurchase Notification Letter. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The net asset value of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the net asset value of the shares on the Repurchase Pricing Date will be as high as the net asset value of the shares on the date of your repurchase request or the Repurchase Request Deadline. To obtain the latest share price, please visit www.putnaminvestments.com or call a TH Lee, Putnam Capital representative. The Fund's shares are not traded on any organized market or exchange.

6.Increase in number of shares repurchased; prorated repurchases. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase up to an additional two percent (2%) of the shares above the Repurchase Offer Amount. If the Fund determines not to repurchase any additional shares, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares tendered on a prorated basis. The Fund may, however, in its discretion accept all shares tendered by shareholders who own fewer than 100 shares and who tender all their shares,before prorating the shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment. You may have to wait until a subsequent Repurchase Offer to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7.Withdrawal of shares tendered for repurchase. Requests for repurchase of shares may be withdrawn or modified at any time prior to the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on the Repurchase Request Deadline by submitting written notice to your financial advisor.

8.Suspension or postponement of Repurchase Offer. The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:

(a) if the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association and the repurchase of shares would cause the shares to lose that status;

(c) for any period during which the New York Stock Exchange or any other market on which the Fund's shares are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such markets is restricted;

(d) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets; or

(e) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders. You will be notified if the Fund suspends or postpones the Repurchase Offer. If the Fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.

9.Tax consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax advisor regarding the specific tax consequences, including any state and local tax consequences, of participating in the Repurchase Offer. Special tax rules apply to shares repurchased from retirement plan accounts. Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their shares as a capital asset.

10.Documents in proper form. All questions as to validity, form, eligibility (including time of receipt), and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined to be in an inappropriate form or to refuse to accept for payment, purchase, or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing, or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of shares whether generally or with respect to any particular share
(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Fund's prospectus, statement of additional information, or account application. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund, its investment Advisor, distributor, or transfer agent.

For per share net asset value and other information, or for a copy of the Fund's prospectus, call a TH Lee, Putnam Capital representative at 1-888-493-1199, extension 41222, or your financial advisor.


Repurchase Request Form

TH Lee, Putnam Emerging Opportunities Portfolio

Detach and complete this Repurchase Request Form only if you are interested in selling shares at this time. This form should be completed and sent to your financial advisor. If you are not interested in selling shares, no action is necessary on your part, and you do not need to complete this form. Your financial advisor must submit your request to the Fund by the quarterly repurchase closing date. If you have any questions, please contact a TH Lee, Putnam Capital representative at 1-888-493-1199, extension 41222.

I/we hereby tender the TH Lee, Putnam Emerging Opportunities Portfolio shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer.

Please use blue or black ink and print clearly.

ACCOUNT INFORMATION

Putnam account number:
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Name(s) of registered shareholders:
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Please fill in EXACTLY as listed on your account statement.

Social Security number or taxpayer identification number:
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Daytime telephone number:
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Shares to be tendered for repurchase:
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Please fill in all applicable information. Please check only one box.

[  ] Partial tender of shares     Please repurchase [     ] shares from my
                                  account.

[  ] Full tender of all shares    Please repurchase all shares from my account.

[  ] Partial tender -- dollar     Please repurchase enough of my shares so I
     amount                       will receive $[     ]


PAYMENT AND DELIVERY INSTRUCTIONS

The check for the proceeds of repurchased shares will be issued to the name of the registered shareholder(s) and mailed to the address of record. Alternate payment methods require your signature guarantee. If alternate payment and/or delivery is required, please provide instructions below.

[  ] Please make check payable to the registration and address of record.

[  ] Please make the check payable to:(requires signature guarantee)

First name:               Middle initial:                   Last name:
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Address:
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Address:
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City,state,zip:
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[  ] Please wire to my bank: (requires signature guarantee)

Bank name:
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Name(s) on account:
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Bank ABA number: Bank account number: checking savings
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Bank address:
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Bank phone number:
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Your banking institution may impose a service charge for this service. Please contact your bank for details.


CERTIFICATION AND SIGNATURE

Under penalties of perjury, I certify that (1) the number set forth above is my correct Social Security number or taxpayer identification number, and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

Signature(s) of owner(s):
All owners of joint accounts must sign this form.

Signature of owner:                          month/day/year:
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Signature of joint owner:                    month/day/year:
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If shares are held in the name of a trustee, executor, guardian, corporation, or other representative capacity, please also provide your title and submit evidence of your authority.

A signature guarantee is required if delivery or payment instructions request something other than the registered account name or address.

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Signature guarantee
If required, please place signature guarantee stamp here.

Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange, or any other "eligible guarantor institution" as defined in the rules adopted by the Securities and Exchange Commission. A signature guarantee may NOT be obtained through a notary public.
--------------------------------------------------------------------------

Please return this completed form to your financial advisor. Your financial advisor must submit your request to the Fund by the repurchase closing date as noted each quarter. If you have any questions, please contact a TH Lee, Putnam Capital representative at 1-888-493-1199, extension 41222.


[BAR CODE OMITTED]

01001THLPC                                               78780 12/01


TH Lee Putnam Capital
PO Box 41203
Providence, Rhode Island 02940-1203

Putnam Retail Management                                 78780 12/01



                                                Karnig H. Durgarian
                                                Senior Managing Director
                                                Chief of Operations

                                                Putnam Investor Services
                                                P.O. Box 41203
                                                Providence,RI 02940

                                                www.putnaminvestments.com

PUTNAM INVESTMENTS

January 2002

Dear TH Lee, Putnam Emerging Opportunities Portfolio shareholder:

We are writing to notify you of the fund's quarterly repurchase offer. If you are not interested in selling shares at this time, please disregard this notice; no action is necessary on your part.

The fund is offering to repurchase 5% of its outstanding shares at their net asset value (NAV). Noted here are the important dates related to the repurchase offer. The repurchase offer period will begin on Wednesday, January 9, 2002, and will end on Friday, February 8, 2002. During this time, you may tender your shares to the fund by submitting a repurchase request. If you wish to have shares repurchased, simply complete the enclosed form and submit your repurchase request to your financial advisor in advance of February 8 so that your advisor has sufficient time to forward your request to the fund. You have until this date to withdraw or modify your repurchase request.

The fund will repurchase shares at their NAV as of February 8, 2002. For your reference, on January 2, 2002, the fund's share price at NAV was $24.33. Please note that the fund's NAV fluctuates daily in response to market conditions and the NAV on the pricing date may differ from the price noted above. To obtain the latest share price, please visit www.putnaminvestments.com or call a TH Lee, Putnam Capital representative. Checks for repurchase proceeds will be mailed no later than February 15, 2002.

Each quarter the fund intends to repurchase 5% of its outstanding shares at their net asset value, although the Trustees may approve a larger percentage if recommended by TH Lee, Putnam Capital. If the total number of shares tendered for repurchase exceeds this amount, the fund will repurchase the tendered shares on a pro rata basis. If fewer shares than you requested are repurchased, it will be indicated on the confirmation statement you receive with your proceeds. Shares that are not repurchased will not automatically be submitted in the next quarterly repurchase offer. If you still wish to have them repurchased, you must tender them again. Enclosed is additional information on the repurchase process of the fund.

We will contact you again next quarter to remind you of the quarterly repurchase offer. If you have any questions, please call your financial advisor or a TH Lee, Putnam Capital representative at 1-888-493-1199 extension 41222. Thank you again for your participation in TH Lee, Putnam Emerging Opportunities Portfolio.

Sincerely,

/S/ Karnig H. Durgarian

Karnig H. Durgarian
Chief of Operations

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